Net Loss per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss per Share
13. Net Loss per Share
The following common stock equivalents have been excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive:

	Three Months Ended March 31,
	2024	2023
Legacy Korro Series Seed Preferred Stock	—	684,739
Legacy Korro Series A Preferred Stock	—	2,029,666
Legacy Korro Series B-1 Preferred Stock	—	1,104,178
Legacy Korro Series B-2 Preferred Stock	—	1,036,656
Unvested Legacy Korro restricted common stock	—	1,465
Outstanding options to purchase common stock	1,273,719	552,600
Outstanding Legacy Korro warrant	8,049	8,049

Total	1,281,768	5,417,353

Basic and diluted loss per share is computed by dividing net loss by the weighted-average common shares outstanding. The following table sets forth the computation of the Company’s basic and diluted net loss per share (in thousands, except share and per share data):

	Three Months Ended March 31,
	2024	2023
Numerator:
Net loss	$(19,557)	$(19,605)

Denominator:
Weighted-average number of shares outstanding, basic and diluted	8,019,626	271,522

Net loss per share, basic and diluted	$(2.44)	$(72.20)

17. Net Loss per Share
The following common stock equivalents have been excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive:

	Year Ended December 31,
	2023	2022
Legacy Korro Series Seed Preferred Stock	—	684,739
Legacy Korro Series A Preferred Stock	—	2,029,666
Legacy Korro Series B-1 Preferred Stock	—	1,104,178
Legacy Korro Series B-2 Preferred Stock	—	223,417
Unvested Legacy Korro restricted common stock	—	2,902
Outstanding Legacy Korro stock options	1,323,151	461,100
Outstanding Legacy Korro warrant	8,049	8,049

Total	1,331,200	4,514,051

Basic and diluted loss per share is computed by dividing net loss by the weighted-average common shares outstanding. The following table sets forth the computation of the Company’s basic and diluted net loss per share (in thousands, except share and per share data):

	Years Ended December 31,
	2023	2022
Numerator:
Net loss	$(81,172)	$(58,032)

Denominator:
Weighted-average number of shares outstanding, basic and diluted	1,529,321	255,175

Net loss per share, basic and diluted	$(53.08)	$(227.42)